BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Apr. 14, 2015	Dec. 31, 2014	Oct. 01, 2014	Dec. 31, 2013	Nov. 11, 2013	May. 31, 2013	May. 30, 2013	May. 16, 2013	Feb. 26, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 63,308			$ 55,490		$ 55,313
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Net assets												$ 1,219
Non-controlling interest												(1,880)
Intangible assets												3,873
Goodwill												5,809
Deferred tax liability, net												0
Total assets acquired												$ 9,021
Restatement Adjustment [Member]
Business Acquisition [Line Items]
Net assets								$ 14
Non-controlling interest								130
Intangible assets								397
Goodwill								439
Deferred tax liability, net								(1,068)
Total assets acquired								(88)
Modified [Member]
Business Acquisition [Line Items]
Net assets								1,233
Non-controlling interest								(1,750)
Intangible assets								4,270
Goodwill								6,248
Deferred tax liability, net								(1,068)
Total assets acquired								$ 8,933
Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Business Acquisition [Line Items]
Net assets											$ 490
Intangible assets											715
Total assets acquired											$ 1,205
Valinor Ltd [Member]
Business Acquisition [Line Items]
Net assets										$ 119
Intangible assets										464
Goodwill										1,035
Total assets acquired										$ 1,618
Dario solutions IT Ltd [Member]
Business Acquisition [Line Items]
Net assets									$ 371
Intangible assets									707
Goodwill									2,645
Total assets acquired									$ 3,723
Allstates Technical Services [Member]
Business Acquisition [Line Items]
Net assets							$ 3,063
Intangible assets							2,874
Goodwill							5,026
Total assets acquired							$ 10,963
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Net assets					$ (57)
Intangible assets					2,951
Goodwill					2,906
Total assets acquired					$ 5,800
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Net assets		$ 1,182
Non-controlling interest		(3,273)
Intangible assets		3,652
Goodwill		4,799
Total assets acquired		$ 6,360
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Net assets			$ (405)
Non-controlling interest			(1,100)
Intangible assets			1,305
Goodwill			2,012
Total assets acquired			$ 1,812